SUBSEQUENT EVENTS	12 Months Ended
Dec. 29, 2019
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 3, 2020 the date on which the consolidated financial statements were available to be issued.

The $179,000 in Notes due from Next Gen, Ice, a related party, were originally due for repayment on March 2, 2020.  Following the due date an agreement was entered into extending the date of repayment to August 31, 2020. In connection with the extension of the repayment due date to August 31, 2020, NGI issued to the Company warrants entitling it purchase 358,000 shares of NGI common stock at $1.00 per share at any time through March 31, 2023, and the founders of NGI agreed to transfer to the Company 179,000 common shares of NGI.

On March 11, 2020, the World Health Organization declared the novel strain of coronavirus (‘Covid-19”) a global pandemic.  Indications are Covid-19 will have a significant adverse impact on the United States economy and on the markets in which we operate.  At this time, all of our units continue to operate, however, it is impossible to predict either the near-term effects or the ultimate impact of the Covid-19 pandemic on the Company’s operating results and financial condition as the situation is rapidly evolving.